Note 1 - Organization and Description of Business	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 2.
ORGANIZATION AND DESCRIPTION OF BUSINESS

National was organized in 1996 and operates through its wholly-owned subsidiaries which principally provide diverse financial services. Through its broker-dealer and investment advisory subsidiaries, the Company (1) offers full service retail brokerage to retail individual and institutional clients, (2) provides investment banking, merger, acquisition and advisory services to micro, small and mid-cap high growth companies, (3) engages in trading securities, including making markets in micro and small-cap, NASDAQ and other exchange listed stocks and (4) provides liquidity in the United States Treasury marketplace. Broker-dealer subsidiaries consist of National Securities Corporation (“National Securities” or “NSC”) and vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker-Dealer Subsidiaries”). The Broker-Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York City, Boca Raton, Florida, and Seattle, Washington. The Broker-Dealer subsidiaries are introducing brokers and clear all transactions through clearing organizations, on a fully disclosed basis. The Broker-Dealer Subsidiaries are registered with the Securities and Exchange Commission ("SEC") and the Commodities and Futures Trading Commission, and are members of the Financial Industry Regulatory Authority ("FINRA"), the Securities Investor Protection Corporation and the National Futures Association.

The Company’s wholly-owned subsidiary, National Asset Management, Inc., a Washington corporation ("NAM"), is a federally-registered investment adviser providing asset management advisory services to retail clients for a fee based upon a percentage of assets managed.

The Company’s wholly-owned subsidiary, National Insurance Corporation, a Washington corporation ("National Insurance"), provides fixed insurance products to its clients, including life insurance, disability insurance, long term care insurance and fixed annuities.

The Company’s wholly-owned subsidiary, Gilman Ciocia, Inc., a Delaware corporation ("Gilman"), provides tax preparation services to individuals and accounting services to small and midsize companies.

The Company’s wholly-owned subsidiary, GC Capital Corporation, a Delaware corporation ("GC"), provides licensed residential mortgage brokerage services in the State of Florida.

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

National Holdings Corporation (“National” or

the “Company”), a Delaware corporation organized in 1996,

operates through its wholly owned subsidiaries which principally provide financial services. Through its broker-dealer and investment advisory subsidiaries, the Company (1) offers full service retail brokerage to individual and institutional clients, (2) provides investment banking, merger, acquisition and advisory services to micro, small and mid-cap high growth companies, (3) engages in trading securities, including making markets in micro and small-cap, NASDAQ and other exchange listed stocks and (4) provides liquidity in the United States Treasury marketplace. Broker-dealer subsidiaries consist of National Securities Corporation (“National Securities” or “NSC”) and vFinance Investments, Inc. (“vFinance Investments”) (collectively, the “Broker-Dealer Subsidiaries”). As a result of the merger with Gilman in October 2013 (See Note 4), the Company added Prime Capital Services, Inc. (“Prime”) to its portfolio of Broker Dealer Subsidiaries, however, in November 2013, National Securities and Prime received approval from the Financial Industry Regulatory Authority (“FINRA”) allowing for a mass transfer of Prime’s brokers and customer accounts to National Securities. This transfer which was completed on November 22, 2013, was done to reduce overhead and consolidate the administrative and regulatory structures of the two entities. The Company filed a Broker Dealer withdrawal for Prime in January 2014.The Broker-Dealer Subsidiaries conduct a national securities brokerage business through their main offices in New York City, Boca Raton, Florida, and Seattle, Washington. Broker-dealer subsidiaries are introducing brokers and clear all transactions through clearing organizations, on a fully disclosed basis. The Broker-Dealer Subsidiaries are registered with the Securities and Exchange Commission ("SEC") and the Commodities and Futures Trading Commission (“CFTC”), and are members of FINRA, Securities Investor Protection Corporation and the National Futures Association.

The Company’s wholly-owned subsidiaries, National Asset Management, Inc., a Washington corporation ("NAM") and Asset and Financial Planning LTD, a New York corporation ("AFP"), which was acquired in the Gilman merger, are federally-registered investment advisers providing asset management advisory services to high net worth clients for a fee based upon a percentage of assets managed. All registered investment advisors and customer accounts of AFP were moved into NAM in May 2014 and AFP has ceased all operations.

The Company’s wholly-owned subsidiaries, National Insurance Corporation, a Washington corporation ("National Insurance") and Prime Financial Services (“Prime Financial”), a Delaware corporation, which was acquired in the Gilman merger, provide fixed insurance products to their clients, including life insurance, disability insurance, long term care insurance and fixed annuities. All insurance advisors and customer accounts of Prime Financial were moved into National Insurance in May 2014 and Prime Financial has ceased all operations.

The Company’s wholly-owned subsidiary, Gilman, a Delaware corporation which was acquired in October 2013, provides tax preparation services to individuals and accounting services to small and midsize companies.

The Company’s wholly-owned subsidiary, GC Capital Corporation, a Delaware corporation, ("GC") which was acquired in the Gilman merger, provides licensed mortgage brokerage services in New York and Florida.